Contingent liabilities and provisions (Tables)	12 Months Ended
Oct. 31, 2022
Legal proceedings provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2022	2021
Balance at beginning of year	$301	$151
Additional new provisions recognized	151	169
Less:
Amounts incurred and charged against existing provisions	(172)	(13)
Unused amounts reversed and other adjustments	(5)	(6)
Balance at end of year	$275	$301

Restructuring provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2022	2021
Balance at beginning of year	$99	$222
Additional new provisions recognized	6	14
Less:
Amounts incurred and charged against existing provisions	(59)	(112)
Unused amounts reversed	(11)	(25)
Balance at end of year	$35	$99